STOCKHOLDERS' EQUITY (Details Narrative)	12 Months Ended
	Dec. 31, 2023 D $ / shares shares	Dec. 01, 2023 shares	May 31, 2023 shares	Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock, shares authorized	50,000,000			50,000,000
Common stock, par value (per share) | $ / shares	$ 0.0001			$ 0.0001
Exercised right to redeem	927,715	927,715	8,989,488
Common stock subject to possible redemption
Class of Warrant or Right [Line Items]
Common stock, shares issued	3,336,500			3,336,500
Common stock, shares outstanding	3,336,500			3,336,500
Common stock subject to possible redemption, outstanding (in shares)	1,582,797			11,500,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	5,750,000			5,750,000
Warrants exercisable term from the completion of business combination	30 days
Number of days of which warrants will not be effective from the date of business combination	120 days
Public Warrants expiration term	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Warrant Redemption Condition Minimum Share Price | $ / shares	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | D	30
Redemption period	30 days
Share price trigger used to measure dilution of warrant | $ / shares	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant Source2	60.00%
Trading period after business combination used to measure dilution of warrant | D	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment of redemption price of stock based on newly issued price 2 (as a percent)	180.00%
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	230,750			230,750